SHAREHOLDERS' EQUITY (Details 1) - Employee Stock Option And Restricted Stock Units Rsu [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award Options And Equity Instruments Other Than Options Nonvested Outstanding Roll Forward Abstract
Unvested RSUs at the Beginning of the period | shares	2,755,057
Granted | shares	2,258,370
Vested | shares	(1,109,200)
Forfeited | shares	(131,813)
Unvested RSUs at the end of the period | shares	3,772,414
Share Based Compensation Arrangement By Share Based Payment Award Options And Equity Instruments Other Than Options Nonvested Outstanding Weighted Average Exercise Price Roll Forward Abstract
Unvested RSUs at the Beginning of the period | $ / shares	$ 1.16
Granted | $ / shares	0.66
Share Based Compensation Arrangements By Share Based Payment Restricted Stock Options Vested In Period Weighted Average Exercise Price | $ / shares	1.14
Share Based Compensation Arrangements By Share Based Payment Restricted Stock Options Forfeited In Period Weighted Average Exercise Price | $ / shares	1.13
Unvested RSUs at the end of the period | $ / shares	$ 0.87